REVENUES (Details Textual)		1 Months Ended	12 Months Ended
	May 10, 2018 USD ($)	May 31, 2018	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($) oz
Disclosure Of Revenue [Line Items]
Unearned revenue			$ 2,301,000	$ 3,383,000
Per-ounce price of gold delivered during the period			$ 628	623
Metalla Royalty & Streaming Ltd [Member]
Disclosure Of Revenue [Line Items]
Gold Royalty			100.00%
Ounces of royalty payable annually | oz			1,000
Net smelter royalty payments			$ 500,000	0
Mexico - Santa Elena [Member]
Disclosure Of Revenue [Line Items]
Accrued net smelter royalty			$ 8,700,000	$ 5,800,000
Sandstorm Gold Ltd. [Member] | Mexico - Santa Elena [Member]
Disclosure Of Revenue [Line Items]
Percent of gold production required to be sold			20.00%
Gold, selling price, per ounce			$ 450
Purchase agreement, annual inflation increase, percent			1.00%
Gold sold during period (Ounce) | oz			1,094	2,433
Gold sold during period, average price			$ 473	$ 472
Orogen Royalties Inc [Member]
Disclosure Of Revenue [Line Items]
Net smelter royalty percentage			2.00%
Osisko Gold Royalties Ltd [Member]
Disclosure Of Revenue [Line Items]
Net smelter royalty percentage			2.00%
Wheaton Precious Metals International Ltd [Member]
Disclosure Of Revenue [Line Items]
New stream agreement, percentage of gold equivalent production, counter party		25.00%	25.00%
New stream agreement, ongoing payments, upper range limit	$ 600		$ 600
New stream agreement, percentage of annual inflation adjustment	1.00%		1.00%
Ounces of gold delivered during period			42,172	41,841